Other Related Party Transactions (Details) (Director [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Director [Member]
Related Party Transaction [Line Items]
Related party transaction insurance cost	$ 252,000	$ 323,000
Employee benefits	$ 582,000	$ 539,000